Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 75	$ 107
Provision for credit losses	(30)	(32)
Balance at end of period	45	75
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,419	6,115
Provision for credit losses	497	(672)
Net write-offs	(763)	(794)
Exchange rate changes/other	28	(230)
Balance at end of period	4,181	4,419
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,089	5,639
Balance at end of period	3,753	4,089
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	241	363
Balance at end of period	378	241
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	75	107
Balance at end of period	45	75
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	14	6
Balance at end of period	5	14
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	416	518
Provision for credit losses	27	(43)
Net write-offs	(24)	(27)
Exchange rate changes/other	13	(32)
Balance at end of period	432	416
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,079	1,309
Provision for credit losses	211	23
Net write-offs	(248)	(247)
Exchange rate changes/other	1	(6)
Balance at end of period	1,043	1,079
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	875	1,246
Provision for credit losses	348	(72)
Net write-offs	(332)	(297)
Exchange rate changes/other	2	(2)
Balance at end of period	893	875
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	177	140
Provision for credit losses	31	12
Net write-offs	(23)	(23)
Exchange rate changes/other	9	48
Balance at end of period	194	177
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,797	2,795
Provision for credit losses	(90)	(560)
Net write-offs	(136)	(200)
Exchange rate changes/other	3	(238)
Balance at end of period	$ 1,574	$ 1,797